Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		¥ 134	¥ 243	¥ 12,749
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets	[1]	¥ 134	¥ 241	11,878
Property, Plant and Equipment, Other Types | Property under Facility Operations
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets				31,205
Property, Plant and Equipment, Other Types | Coal-biomass co-fired power plants [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets				19,564
Property, Plant and Equipment, Other Types | Aircraft
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets				¥ 2,331

[1]	For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2022 include write-downs of ¥31,205 million of property under facility operations and others held by subsidiaries, of which ¥19,564 million related to write-downs of two coal-biomass co-fired power plants, and ¥2,331 million of two aircraft.